Interest-Bearing Loans and Borrowings - Summary of Exchange Offers (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Floating Rate Notes due 2024 [member] | 17 September 2020 [Member] | ABISA [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Sep. 17, 2020
Issuer	ABISA
Title of series of notes issued exchanged due maturity period	Floating rate notes due 2024
Original principal amount outstanding	$ 1,500
Principal amount redeemed	517
Principal amount not redeemed	$ 983
Currency	EUR
Floating Rate Notes due 2024 [member] | 17 September 2020 [Member] | ABIWW [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Sep. 17, 2020
Issuer	ABIWW
Title of series of notes issued exchanged due maturity period	Floating rate notes due 2024
Original principal amount outstanding	$ 229
Principal amount redeemed	113
Principal amount not redeemed	$ 116
Currency	USD
3.500% Notes due 2024 [member] | 17 September 2020 [Member] | ABIWW [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Sep. 17, 2020
Issuer	ABIWW
Title of series of notes issued exchanged percentage	3.50%
Title of series of notes issued exchanged due maturity period	Notes due 2024
Original principal amount outstanding	$ 654
Principal amount redeemed	404
Principal amount not redeemed	$ 250
Currency	USD
3.700% Notes due 2024 [member] | 17 September 2020 [Member] | ABIFI [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Sep. 17, 2020
Issuer	ABIFI
Title of series of notes issued exchanged percentage	3.70%
Title of series of notes issued exchanged due maturity period	Notes due 2024
Original principal amount outstanding	$ 865
Principal amount redeemed	376
Principal amount not redeemed	$ 489
Currency	USD
4.000% Notes due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 03, 2020
Issuer	ABISA
Title of series of notes issued exchanged percentage	4.00%
Title of series of notes issued exchanged due maturity period	Notes due 2021
Original principal amount outstanding	$ 519
Currency	EUR
4.000% Notes due 2021 [member] | 7 July 2020 [Member] | ABISA [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Jul. 07, 2020
Issuer	ABISA
Title of series of notes issued exchanged percentage	4.00%
Title of series of notes issued exchanged due maturity period	Notes due 2021
Original principal amount outstanding	$ 750
Principal amount redeemed	231
Principal amount not redeemed	$ 519
Currency	EUR
1.950% Notes due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Oct. 08, 2020
Issuer	ABISA
Title of series of notes issued exchanged percentage	1.95%
Title of series of notes issued exchanged due maturity period	Notes due 2021
Original principal amount outstanding	$ 527
Currency	EUR
1.950% Notes due 2021 [member] | 7 July 2020 [Member] | ABISA [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Jul. 07, 2020
Issuer	ABISA
Title of series of notes issued exchanged percentage	1.95%
Title of series of notes issued exchanged due maturity period	Notes due 2021
Original principal amount outstanding	$ 650
Principal amount redeemed	123
Principal amount not redeemed	$ 527
Currency	EUR
0.875% Notes due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Oct. 08, 2020
Issuer	ABISA
Title of series of notes issued exchanged percentage	0.875%
Title of series of notes issued exchanged due maturity period	Notes due 2022
Original principal amount outstanding	$ 1,644
Currency	EUR
0.875% Notes due 2022 [member] | 7 July 2020 [Member] | ABISA [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Jul. 07, 2020
Issuer	ABISA
Title of series of notes issued exchanged percentage	0.875%
Title of series of notes issued exchanged due maturity period	Notes due 2022
Original principal amount outstanding	$ 2,000
Principal amount redeemed	356
Principal amount not redeemed	$ 1,644
Currency	EUR
0.800% Notes due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 03, 2020
Issuer	ABISA
Title of series of notes issued exchanged percentage	0.80%
Title of series of notes issued exchanged due maturity period	Notes due 2023
Original principal amount outstanding	$ 644
Currency	EUR
0.800% Notes due 2023 [member] | 7 July 2020 [Member] | ABISA [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Jul. 07, 2020
Issuer	ABISA
Title of series of notes issued exchanged percentage	0.80%
Title of series of notes issued exchanged due maturity period	Notes due 2023
Original principal amount outstanding	$ 1,000
Principal amount redeemed	356
Principal amount not redeemed	$ 644
Currency	EUR
Floating Rate Notes due 2021 [member] | 7 July 2020 [Member] | ABIFI [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Jul. 07, 2020
Issuer	ABIFI
Title of series of notes issued exchanged due maturity period	Floating Rate Notes due 2021
Original principal amount outstanding	$ 311
Principal amount redeemed	129
Principal amount not redeemed	$ 182
Currency	USD
2.625% Notes due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 16, 2020
Issuer	ABIFI
Title of series of notes issued exchanged percentage	2.625%
Title of series of notes issued exchanged due maturity period	Notes due 2023
Original principal amount outstanding	$ 476
Currency	USD
2.625% Notes due 2023 [member] | 7 July 2020 [Member] | ABIFI [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Jul. 07, 2020
Issuer	ABIFI
Title of series of notes issued exchanged percentage	2.625%
Title of series of notes issued exchanged due maturity period	Notes due 2023
Original principal amount outstanding	$ 643
Principal amount redeemed	167
Principal amount not redeemed	$ 476
Currency	USD
3.300% Notes due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 16, 2020
Issuer	ABIFI
Title of series of notes issued exchanged percentage	3.30%
Title of series of notes issued exchanged due maturity period	Notes due 2023
Original principal amount outstanding	$ 1,332
Currency	USD
3.300% Notes due 2023 [member] | 7 July 2020 [Member] | ABIFI [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Jul. 07, 2020
Issuer	ABIFI
Title of series of notes issued exchanged percentage	3.30%
Title of series of notes issued exchanged due maturity period	Notes due 2023
Original principal amount outstanding	$ 2,799
Principal amount redeemed	1,467
Principal amount not redeemed	$ 1,332
Currency	USD
2.875% Notes due 2024 [member] | 17 September 2020 [Member] | ABISA [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Sep. 17, 2020
Issuer	ABISA
Title of series of notes issued exchanged percentage	2.875%
Title of series of notes issued exchanged due maturity period	Notes due 2024
Original principal amount outstanding	$ 750
Principal amount redeemed	195
Principal amount not redeemed	$ 555
Currency	EUR
1.500% Notes due 2025 [member] | 17 September 2020 [Member] | ABISA [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Sep. 17, 2020
Issuer	ABISA
Title of series of notes issued exchanged percentage	1.50%
Title of series of notes issued exchanged due maturity period	Notes due 2025
Original principal amount outstanding	$ 2,500
Principal amount redeemed	353
Principal amount not redeemed	$ 2,147
Currency	EUR